Deferred revenues (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Revenues
Accounts receivable included in trade accounts receivable	R$ 2,182,403	R$ 2,051,120
Contractual assets (note 6)	19,828	15,340
Contractual liability	R$ (12,934)	R$ (13,013)